                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT - NOV. 13, 2008

Fund                                                             Prospectus date           Form #
RiverSource 130/30 U.S. Equity Fund                                June 27, 2008        S-6502-99 F



The Fund's Board of Trustees has approved the liquidation of the Fund. The liquidation is expected to be completed in the fourth quarter of 2008.

S-6502-3 A (11/08)